SUMMARY OF SIGNIFICANT ACOUNTING POLICIES (FY) (Tables)	12 Months Ended
Dec. 31, 2020
Accounting Policies [Abstract]
Dividends Declared
The following presents the U.S. federal income tax characterization of the distributions paid:

	Years Ended December 31
	2020	2019
Ordinary income	$—	$0.3825
Non-taxable distribution	1.4600	1.7280
Total	$1.4600	$2.1105